Contingent assets, liabilities and other contractual obligations	9 Months Ended
Sep. 30, 2020
Contingent assets, liabilities and other contractual obligations
Contingent assets, liabilities and other contractual obligations

Note 18 - Contingent assets, liabilities and contractual obligations

Contingent assets

Zealand is still eligible for a payment from Sanofi of up to USD 15.0 million in total, expected during 2020 and 2022. However, it is Management’s opinion that the amount of any payment cannot be determined on a sufficiently reliable basis, and has therefore not recognized an asset in the financial position of the Group.

Contingent liabilities and contractual obligations

At September 30, 2020, total contractual obligations related to agreements with CROs amounted to DKK 251.1 million (DKK 83.9 million for 2020 and DKK 167.2 million for the years 2021‑24).

Zealand may be required to pay future development, regulatory and commercial milestones related to the acquisition of Encycle Therapeutics. For further information, please see Note 12 in the Annual Report for 2019.

As of September 30, 2020 Zealand has committed inventory purchase orders of DKK 21.1 million (September 30, 2019 DKK 0).